Segmental information	12 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmental information	Results for the year
Introduction
This section explains the results and performance of the group for the three years ended 30 June 2022. Disclosures are provided for segmental information, operating costs, exceptional items, finance income and charges, the group's share of results of associates and joint ventures, taxation. For associates, joint ventures and taxation, balance sheet disclosures are also provided in this section.
2. Segmental information

Accounting policies
Sales comprise revenue from contracts with customers from the sale of goods, royalties and rents receivable. Revenue from the sale of goods includes excise and other duties which the group pays as principal but excludes duties and taxes collected on behalf of third parties, such as value added tax. Sales are recognised as or when performance obligations are satisfied by transferring control of a good or service to the customer, which is determined by considering, among other factors, the delivery terms agreed with customers. For the sale of goods the transfer of control occurs, when the significant risks and rewards of ownership are passed to the customer. Based on the shipping terms agreed with customers, the transfer of control of goods occurs at the time of dispatch for the majority of sales. Where the transfer of control is subsequent to the dispatch of goods, the time between dispatch and receipt by the customer is generally less than five days. The group includes in sales the net consideration to which it expects to be entitled. Sales are recognised to the extent that it is highly probable that a significant reversal will not occur. Therefore, sales are stated net of expected price discounts, allowances for customer loyalty and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.
Net sales are sales less excise duties. Diageo incurs excise duties throughout the world. In the majority of countries, excise duties are effectively a production tax which becomes payable when the product is removed from bonded premises and is not directly related to the value of sales. It is generally not included as a separate item on external invoices; increases in excise duty are not always passed on to the customer and where a customer fails to pay for products received the group cannot reclaim the excise duty. The group therefore recognises excise duty, unless it regards itself as an agent of the regulatory authorities, as a cost to the group.
Advertising costs, point of sale materials and sponsorship payments are charged to marketing in operating profit when the company has a right of access to the goods or services acquired.

Diageo is an international manufacturer and distributor of premium drinks. Diageo also owns a number of investments in associates and joint ventures as set out in note 6.
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision maker).
The Executive Committee considers the business principally from a geographical perspective based on the location of third-party sales and the business analysis is presented by geographical segment. In addition to these geographical selling segments, a further segment reviewed by the Executive Committee is the Supply Chain and Procurement (SC&P) segment, which manufactures products for other group companies and includes the production sites in the United Kingdom, Ireland, Italy, Guatemala and Mexico, as well as comprises the global procurement function.
The group's operations also include the Corporate segment. Corporate revenues and costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments or to the SC&P. They also include rents receivable and payable in respect of properties not used by the group in the manufacture, sale or distribution of premium drinks.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in India, Hungary, Colombia and the Philippines. These captive business service centres also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
For planning and management reporting purposes, Diageo uses budgeted exchange rates that are set at the prior year's weighted average exchange rate. In order to ensure a consistent basis on which performance is measured through the year, prior period results are also restated to the budgeted exchange rate. Segmental information for net sales and operating profit before exceptional items are reported on a consistent basis with management reporting. The adjustments required to retranslate the segmental information to actual exchange rates and to reconcile it to the group’s reported results are shown in the tables below. The comparative segmental information, prior to retranslation, has not been restated at the current year’s budgeted exchange rates but is presented at the budgeted rates for the respective year.
In addition, for management reporting purposes, Diageo presents the result of acquisitions and disposals completed in the current and prior year separately from the results of the geographical segments. The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the tables below at budgeted exchange rates.
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2022
Sales	6,682	5,740	5,624	2,403	1,945	2,010	(2,010)	22,394	54	22,448
Net sales
At budgeted exchange rates(1)	5,955	3,258	2,879	1,699	1,486	2,095	(2,016)	15,356	55	15,411
Acquisitions and disposals	34	23	—	15	3	—	—	75	—	75
SC&P allocation	9	46	9	3	12	(79)	—	—	—	—
Retranslation to actual exchange rates	97	(304)	(4)	(35)	24	(6)	6	(222)	(1)	(223)
Hyperinflation	—	189	—	—	—	—	—	189	—	189
Net sales	6,095	3,212	2,884	1,682	1,525	2,010	(2,010)	15,398	54	15,452
Operating profit/(loss)
At budgeted exchange rates(1)	2,388	1,086	703	346	528	(22)	—	5,029	(256)	4,773
Acquisitions and disposals	(28)	11	—	(10)	—	—	—	(27)	—	(27)
SC&P allocation	(1)	(18)	(2)	(1)	—	22	—	—	—	—
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	32	36	—	—	(3)	—	—	65	—	65
Fair value remeasurement of biological assets	—	—	—	—	(5)	—	—	(5)	—	(5)
Retranslation to actual exchange rates	63	(108)	10	(20)	18	—	—	(37)	18	(19)
Hyperinflation	—	10	—	—	—	—	—	10	—	10
Operating profit/(loss) before exceptional items	2,454	1,017	711	315	538	—	—	5,035	(238)	4,797
Exceptional items	(1)	(146)	(241)	—	—	—	—	(388)	—	(388)
Operating profit/(loss)	2,453	871	470	315	538	—	—	4,647	(238)	4,409
Non-operating items										(17)
Net finance charges										(422)
Share of after tax results of associates and joint ventures
Moët Hennessy										425
Other										(8)
Profit before taxation										4,387

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2021
Sales	5,803	4,795	5,146	2,020	1,369	1,537	(1,537)	19,133	20	19,153
Net sales
At budgeted exchange rates(1)	5,527	2,579	2,561	1,541	1,176	1,627	(1,548)	13,463	20	13,483
Acquisitions and disposals	28	2	—	5	—	—	—	35	—	35
SC&P allocation	9	45	9	3	13	(79)	—	—	—	—
Retranslation to actual exchange rates	(355)	(68)	(82)	(137)	(143)	(11)	11	(785)	—	(785)
Net sales	5,209	2,558	2,488	1,412	1,046	1,537	(1,537)	12,713	20	12,733
Operating profit/(loss)
At budgeted exchange rates(1)	2,469	728	628	228	422	(97)	—	4,378	(218)	4,160
Acquisitions and disposals	(18)	(3)	—	—	—	—	—	(21)	—	(21)
SC&P allocation	(30)	(32)	(5)	(3)	(27)	97	—	—	—	—
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(9)	(27)	—	—	—	—	—	(36)	—	(36)
Retranslation to actual exchange rates	(175)	(31)	(15)	(54)	(92)	—	—	(367)	10	(357)
Operating profit/(loss) before exceptional items	2,237	635	608	171	303	—	—	3,954	(208)	3,746
Exceptional items	—	(15)	—	—	—	—	—	(15)	—	(15)
Operating profit/(loss)	2,237	620	608	171	303	—	—	3,939	(208)	3,731
Non-operating items										14
Net finance charges										(373)
Share of after tax results of associates and joint ventures
Moët Hennessy										335
Other										(1)
Profit before taxation										3,706

	North America	Europe	Asia Pacific	Africa	Latin America and Caribbean	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2020
Sales	5,222	4,697	4,645	1,911	1,184	1,343	(1,343)	17,659	38	17,697
Net sales
At budgeted exchange rates(1)	4,445	2,501	2,253	1,300	944	1,439	(1,341)	11,541	38	11,579
Acquisitions and disposals	32	10	1	50	—	—	—	93	—	93
SC&P allocation	11	60	12	4	10	(98)	—	(1)	1	—
Retranslation to actual exchange rates	135	(4)	4	(8)	(46)	2	(2)	81	(1)	80
Net sales	4,623	2,567	2,270	1,346	908	1,343	(1,343)	11,714	38	11,752
Operating profit/(loss)
At budgeted exchange rates(1)	2,007	730	498	116	254	45	—	3,650	(152)	3,498
Acquisitions and disposals	(1)	(4)	—	—	—	—	—	(5)	—	(5)
SC&P allocation	6	26	6	2	5	(45)	—	—	—	—
Fair value remeasurement of contingent consideration	(10)	(4)	—	—	7	—	—	(7)	—	(7)
Fair value remeasurement of biological assets	—	—	—	—	9	—	—	9	—	9
Retranslation to actual exchange rates	32	9	(3)	(17)	(27)	—	—	(6)	5	(1)
Operating profit/(loss) before exceptional items	2,034	757	501	101	248	—	—	3,641	(147)	3,494
Exceptional items	54	(62)	(1,198)	(145)	(6)	—	—	(1,357)	—	(1,357)
Operating profit/(loss)	2,088	695	(697)	(44)	242	—	—	2,284	(147)	2,137
Non-operating items										(23)
Net finance charges										(353)
Share of after tax results of associates and joint ventures
Moët Hennessy										285
Other										(3)
Profit before taxation										2,043
(1)    These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(i)    The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segmental sales are not material.
(ii)    The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(iii)    Approximately 37% of annual net sales occurred in the last four months of calendar year 2021.
(b) Other segmental information

	North America £ million	Europe £ million	Asia Pacific £ million	Africa £ million	Latin America and Caribbean £ million	SC&P £ million	Corporate and other £ million	Total £ million
2022
Capital expenditure	230	187	146	139	128	256	11	1,097
Depreciation and intangible asset amortisation	(80)	(93)	(93)	(81)	(16)	(116)	(10)	(489)
Exceptional impairment of tangible assets	—	(3)	—	—	—	—	—	(3)
Exceptional impairment of intangible assets	—	(96)	(240)	—	—	—	—	(336)
2021
Capital expenditure	153	23	56	125	20	125	124	626
Depreciation and intangible asset amortisation	(76)	(31)	(60)	(79)	(16)	(126)	(59)	(447)
2020
Capital expenditure	145	24	59	128	48	191	105	700
Depreciation and intangible asset amortisation	(68)	(37)	(59)	(103)	(21)	(119)	(73)	(480)
Underlying impairment	—	(7)	—	—	(7)	—	—	(14)
Exceptional impairment of tangible assets	—	—	(1)	(139)	—	—	—	(140)
Exceptional impairment of intangible assets	—	—	(1,205)	—	—	—	—	(1,205)
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits £ million	Beer £ million	Ready to drink £ million	Other £ million	Total £ million	United States £ million	India £ million	Great Britain £ million	Nether- lands £ million	Rest of World £ million	Total £ million
2022
Sales(1)	18,164	3,128	882	274	22,448	6,327	3,219	2,142	89	10,671	22,448
Non-current assets(2), (3)						5,899	2,396	2,413	2,600	8,261	21,569
2021
Sales(1)	15,634	2,562	741	216	19,153	5,441	3,011	1,822	70	8,809	19,153
Non-current assets(2), (3)						4,320	2,561	2,119	2,474	7,589	19,063
2020
Sales(1)	14,158	2,687	621	231	17,697	4,839	2,783	1,684	62	8,329	17,697
Non-current assets(2), (3)						5,028	2,758	1,911	2,661	7,563	19,921
(1)    The geographical analysis of sales is based on the location of third-party sales.
(2)    The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3) The management information provided to the chief operating decision maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.